Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Principal Accounting Policies [Abstract]
Basis of presentation, principles of consolidation, recognition of noncontrolling interests and cost allocations

(a) Basis of presentation, principles of consolidation, recognition of noncontrolling interests and cost allocations

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs, and the subsidiaries of one of its VIEs. The consolidated financial statements have been prepared in accordance with U.S. GAAP and on a going concern basis. All significant transactions and balances among the Company, its subsidiaries, its VIEs and the subsidiaries of the VIE have been eliminated upon consolidation. Based on the Contractual Arrangements (see Note 1), the Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) 810 Consolidation, because Fenghuang On-line holds all the variable interests of the VIEs and has been determined to be the primary beneficiary of the VIEs.

The Group and Phoenix TV Group have engaged in various mutual cooperation activities in content, branding and promotions, technical support and corporate management. There was no payment for these arrangements until November 2009, when the Group entered into a cooperation agreement with Phoenix TV which stipulates the costs and expenses charged to the Group related to content and other services provided by Phoenix TV Group (See Note 21(a)). The agreement was effective as of January 1, 2010. Accordingly, the related costs and expenses were recorded by the Group based on the cooperation agreement for the years ended December 31, 2012, 2013 and 2014.

Apart from the above cooperation agreement, Phoenix TV Group also paid certain expenses on behalf of the Group, such as data line usage and other general and administrative expenses, which the Group needed to settle with Phoenix TV Group based on the actual amount, and were recorded in the consolidated statements of comprehensive income.

Use of estimates

(b) Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates. These estimates and assumptions include, but are not limited to, the accounting for advertising and paid service revenues, the determination of estimated selling prices of multiple elements revenues contract, accounting for income taxes and uncertain tax positions, allowances for doubtful accounts, share-based compensation, consolidation, determination of the estimated useful lives of property and equipment and intangible assets, assessment of impairment of long-lived assets, determination of the fair value of financial instruments , determination of the fair value of retained equity interest in deconsolidation and foreign currency.

Foreign currency translation

(c) Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The Company’s operations in China and in international regions use their respective currencies as their functional currencies. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ or HK$ as their functional currency, have been translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”). Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and have been shown as a component of other comprehensive loss in the consolidated statements of shareholders’ equity and the consolidated statements of comprehensive income.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gain or loss resulting from the settlement of such transactions and from remeasurement at period-end is recognized in foreign currency exchange gain/(loss) in the consolidated statements of comprehensive income.

Convenience translation

(d) Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.2046 on December 31, 2014 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Fair value of financial instruments

(e) Fair value of financial instruments

The Group’s financial instruments include cash equivalents, term deposits, short term investments, restricted cash, accounts receivable, amounts due from related parties, prepayments and other current assets, available-for-sale investment, accounts payable, amounts due to related parties, advances from customers, salary and welfare payable, accrued expense and other current liabilities and other non-current assets. Refer to Note 18 for details.

Cash and cash equivalents

(f) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less.

Term deposits, short term investments

(g) Term deposits, short term investments

Term deposits represent time deposits placed with banks with original maturities of more than three months and up to one year.

Short-term investments represent interest-bearing deposit placed with financial institutions which are restricted as to withdrawal and use. The investments are issued by commercial bank in China with a variable interest rate indexed to performance of underlying assets. All investments are expected to be realized in cash during the next 12 months.

Restricted cash	(h) Restricted cash Restricted cash represents deposits placed with banks which are restricted as to withdrawal or usage.
Accounts receivable, net

(i) Accounts receivable, net

The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected. Many factors are considered in estimating the general allowance, including but not limited to reviewing accounts receivable balances, historical bad debt rates, aging analysis, customer credit worthiness and industry trend analysis. The Group also makes the specific allowance if there is evidence showing that the receivable is unlikely to be collected. Accounts receivable balances are written off against the allowance when they are determined to be uncollectible. Refer to Note 4 for details.

Property and equipment, net

(j) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the following estimated useful lives on a straight-line basis:

Estimated Useful Lives
Computer, equipment and furniture	5 years
Motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income.

Intangible assets, net

(k) Intangible assets, net

Intangible assets mainly consist of computer software purchased from unrelated third parties, operating rights for licensed games and an Internet domain name. Intangible assets are stated at cost less impairment and accumulated amortization, which is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are 5 years for computer software, 10 years for the Internet domain name, and the estimated life cycle for licensed games.

Available-for-sale investment

(l) Available-for-sale investment

In accordance with ASC topic 320 Investments-Debt and Equity Securities. the Group classifies the investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, The securities that the Group has positive intent and ability to hold to maturity are classified as held-to-maturity securities. The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investment is reported at fair value, which is estimated by management after considering an independent appraisal performed by a reputable appraisal firm, with unrealized gains and losses, if any, recorded in the accumulated other comprehensive income in shareholder’s equity. Realized gains and losses are reflected in earnings during the year in which the gains and losses are realized. An impairment loss on the available-for-sale investment would be recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary. Investments with maturities of greater than 12 months are recorded in non-current assets.

Equity investments

(m) Equity investments

Investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323 Investments-Equity Method and Joint Ventures. The Group adjusts the carrying amount of equity method investment for its share of the earnings or losses of the investee and reports the recognized earnings or losses in the consolidated statements of comprehensive income. The Group’s share of the earnings or losses of an investee are based on the shares of common stock and in-substance common stock held by the Group. The Group evaluates the equity method investments for impairment under ASC topic 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Impairment of long-lived assets

(n) Impairment of long-lived assets

Long-lived assets such as property and equipment and intangible assets are reviewed for impairment whenever events or changes in the circumstances indicate that the carrying value of an asset may not be recoverable. When these events occur, the Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flows associated from the use of the asset and its eventual disposition, and recognize an impairment of long-lived assets when the carrying value of such assets exceeds the estimated future undiscounted cash flows such assets is expected to generate. If the Group identifies an impairment, the Group reduces the carrying amount of the assets group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. No impairment of long-lived assets was recognized for any of the years presented.

Revenue recognition

(o) Revenue recognition

Revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, service is performed and the collectability of the related fee is reasonably assured. In October 2009, the Financial Accounting Standards Board (the ‘‘FASB’’) issued Accounting Standards Update (“ASU”) 2009-13, Multiple Deliverable Revenue Arrangements, to address the accounting for multiple-deliverable arrangements. The Group has applied ASU 2009-13 to all revenue arrangements for all years presented of the financial statements.

(i)                          Net advertising revenues

Advertising revenues are derived principally from advertising arrangements where the advertisers pay to place their advertisements on the Group’s website in different formats over a particular period of time. Such formats generally include but are not limited to banners, text-links, videos, logos, buttons, and rich media. Advertisements on the Group’s website are generally charged on the basis of duration, and advertising contracts are signed to establish the fixed price and the advertising services to be provided. Where collectability is reasonably assured, advertising revenues from advertising contracts are recognized ratably over the contract period of display.

The majority of the Group’s advertising revenue arrangements involve multiple element deliverables, including placements of different advertisement formats on the Group’s website over different periods of time. The Group breaks down the multiple element arrangements into single units of accounting when possible, and allocates total consideration to each single unit of accounting using the relative selling price method. The Group mainly uses (a) vendor-specific objective evidence of selling price, if it exists; otherwise, (b) third-party evidence of selling price. If neither (a) nor (b) exists, the Group will use (c) management’s best estimate of the selling price for that deliverable. The Group recognizes revenue on the elements delivered and defers the recognition of revenue for the fair value of the undelivered elements until the remaining obligations have been satisfied. Where all of the elements within an arrangement are delivered uniformly over the agreement period, the revenues are recognized on a straight line basis over the contract period.

Agency service fees to third-party advertising agencies

The Group provides cash incentives in the form of agency service fees to certain third-party advertising agencies based on sales performance, and accounts for such incentives as a reduction of revenue in accordance with ASC 605-50-25, Customer Payments and Incentives: Recognition. The Group has estimated and recorded RMB77.7 million, RMB135.9 million and RMB176.8 million (US$28.5 million) in agency service fees to third-party advertising agencies for the years ended December 31, 2012, 2013 and 2014, respectively.

Barter transactions

The Group enters into barter transactions involving advertising services and follows ASC 605-20, Revenue Recognition: Services. Such barter transactions should be recorded at fair value only if such value of the advertising surrendered in the transaction is determinable within reasonable limits. The Group did not recognize revenue and expenses for advertising-for-advertising barter transactions since the fair value of the advertising services surrendered/received in the transaction is not determinable for the years ended December 31, 2012, 2013 and 2014. Except for advertising-for-advertising barter transactions, the Group recognized revenue from barter transactions involving exchanging advertising services for content, technical, marketing services and others amounted to RMB2.3 million, nil and RMB1.0 million (US$0.2 million) for the years ended December 31, 2012, 2013 and 2014, respectively.

(ii)                      Paid service revenues

Paid service revenues comprise of MVAS and games and others.

MVAS

MVAS revenues are derived from providing mobile phone users with mobile digital reading services, mobile game services, mobile video services, wireless value-added services (“WVAS”). WVAS include short messaging services (“SMS”), multi-media messaging services (“MMS”), music services such as ring-back tone (“RBT”) and interactive voice response (“IVR”). Revenues from mobile digital reading services, mobile game services, mobile video services, and WVAS are charged on a monthly or per-usage basis. Revenues from MVAS are recognized in the period in which the service is performed, provided that no significant obligation remains, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

The Group contracts with China Mobile Communication Corporation and its subsidiaries (“CMCC”), and to a lesser degree, with other mobile operators, for billing, collection and transmission services related to the MVAS offered to its users. The determination of whether to record these revenues using the gross or net method is based on an assessment of various factors; the primary factors are whether the Group is acting as the principal in offering services to the customer or as an agent in the transaction, and the specific requirement of each contract. CMCC is a related party of the Group, see Note 22.

For most mobile games services delivered through telecom operators and WVAS, the Group is responsible for providing desired services to the customers and has primary responsibility and broad discretion to establish price, therefore the Group is considered the primary obligor in these transactions, and revenues from these services are recorded on a gross basis. Most revenues from mobile digital reading services, music services and mobile video services are recorded on a net basis as the Group is acting as an agent of operators in these transactions.

Due to the time lag between when the services are rendered and when the operator billing statements are received, most MVAS revenues are estimated based on the Group’s internal billing records and transmissions for the month, adjusting for prior periods’ confirmation rates with operators and prior periods’ discrepancies between internally estimated revenues and actual revenues confirmed by operators. There was no significant difference between the Group’s estimates and the operators’ billing statements for all the years presented.

The Group also contracts with CMCC to provide news contents and other services to support CMCC’s own mobile newspaper products. A fixed fee is charged for the contract period, and is recognized as revenue using the straight-line method.

Games and others

Games and others include web-based games, mobile games, online digital reading, content sales, and other online and mobile paid services through the Group’s own platforms. Revenues from these services are recognized over the periods in which the services are performed, provided that no significant obligations remain, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

For web-based game services, all of the web-based games provided on the Group’s platform are developed by third-party game developers and can be accessed and played by game players without downloading separate software. The Group primarily views the game developers to be its customers and considers its responsibility under its agreements with the game developers to be promotion of the game developers’ games. The Group collects payments from game players in connection with the sale of in-game virtual currencies and remits certain agreed-upon percentages of the proceeds to the game developers. Revenue from the sale of in-game virtual currency is recorded net of remittances to game developers and deferred until the estimated consumption date of the virtual items, which is within a short period of time, typically a few days, after purchase of the in-game virtual currency.

The Group started to provide mobile game services in 2014. The game portfolio includes action, role-playing and casual games operated on smartphone mobile operation systems, such as iOS and Android. Mobile games are licensed from third-party developers. The basic game play functions are free of charge, and players are charged for purchases of in-game virtual items, including perpetual and consumable items. Revenues are recognized over the estimated lives of the perpetual items purchased by game players or as the consumable items are consumed. Most of mobile game revenues are recorded on a gross basis as the Group is acting as the principal in offering services to the customers in the transactions.

The Group also provides online literature and provides video programming through its online subscription and pay-per-view services to the customers. Revenues from these services which are recorded on a gross basis are recognized evenly over the subscription period, or in the period in which a pay-per-view service is provided.

The Group generates revenues from video content sales agreements for television programming produced by Phoenix TV Group and documentaries purchased from third parties. The video content sales agreements the Group enters into involve the transfer of non-exclusive broadcasting rights to other third-party websites or other Internet and mobile media companies for a definitive license period. In accordance with ASC 926-605, Entertainment-Films, Revenue Recognition, the Group recognizes revenues in respect of its video content sales arrangements when the following criteria are met: persuasive evidence of a video content sales arrangement with a customer exists, the content has been delivered or is available for immediate and unconditional delivery, the sublicense period of the arrangement has begun and the customer can begin its exhibition, the arrangement fee is fixed or determinable and collection of the arrangement fee is reasonably assured. Pursuant to the cooperation agreement signed with Phoenix TV, the Group pays Phoenix TV 50% of the revenues generated from sales of Phoenix TV’s video content, which is recorded in cost of revenues. Refer to Note 21(a) for details.

Cost of revenues

(p) Cost of revenues

The Group’s cost of revenues consists primarily of (i) revenue sharing fees, including service fees retained by mobile telecommunications operators which are recognized as cost of revenues for revenues recorded on gross basis and revenue sharing fees paid to the Group’s channel and content partners, (ii) content and operational costs, including personnel-related cost associated with content production and certain advertisement sales support personnel, content procurement costs to third-party professional media companies and to Phoenix TV, administrative costs related to in-house content production, channel testing costs, rental cost, depreciation and amortization and other miscellaneous costs, (iii) bandwidth costs, and (iv) sales taxes and surcharges, sales taxes include business tax and value added tax. The sales taxes and surcharges in cost of revenues for the years ended December 31, 2012, 2013 and 2014 were RMB72.1 million, RMB92.9 million and RMB129.8 million (US$20.9 million), respectively.

In China, business tax is imposed by the government on the revenues reported by the selling entities for the provision of taxable services in China. The business tax rate varies depending on the nature of the revenues. The applicable business tax and surcharges rate for the group’s revenues generally ranges from 3.4% to 5.6%.

On November 16, 2011, Ministry of Finance and the State Administration of Taxation announced the Business Tax to Value Added Tax Transformation Pilot Program, or the VAT Pilot Program. Productive service industries, such as the transportation industry and certain modern services industries, were the first in the pilot regions to implement the VAT Pilot Program. The implementation of the VAT Pilot Program began on January 1, 2012 in Shanghai and on September 1, 2012 in Beijing, and was then expanded to seven other provinces and municipalities by the end of 2012. Commencing on August 1, 2013, the implementation of VAT Pilot Program has expanded to all regions in the PRC. As a result of the VAT Pilot Program, the advertising revenues and other modern services revenues, such as games and others services revenues earned by the Group’s entities and technical service fees paid by VIEs to Fenghuang On-line pursuant to the Contractual Agreement are subject to value-added tax and surcharges at a rate of approximately 6.7%. On April 29, 2014, a notification (the “Cai Shui [2014] No. 43”) was jointly issued by the Ministry of Finance and State Administration of Taxation of the People’s Republic of China, and as approved by the State Council of the People’s Republic of China, the telecommunications industry would be included in the scope of the VAT Pilot Program for the transformation from the business tax to value-added tax from June 1, 2014. As a result, the Group’s MVAS revenues are subject to value-added tax and surcharges at a rate of approximately 6.7% from June 1, 2014.

The Group is also subject to a cultural development fee on the provision of advertising services in China. The applicable tax rate is 3% of the advertising services revenues.

Sales and marketing expenses

(q) Sales and marketing expenses

Sales and marketing expenses comprise primarily of: (i) personnel-related expenses including sales commissions related to the sales and marketing personnel; (ii) advertising and promotion expenses; and (iii) rental expense, depreciation and amortization expenses. The Group expenses advertising costs as incurred. Total advertising expenses were RMB31.1 million, RMB54.2 million and RMB64.4 million (US$10.4 million) for the years ended December 31, 2012, 2013 and 2014, respectively.

Technology and product development expenses

(r) Technology and product development expenses

Technology and product development expenses mainly consist of: (i) personnel-related expenses associated with the development of, enhancement to, and maintenance of the Group’s websites; (ii) expenses associated with new technology and product development and enhancement; and (iii) rental expense and depreciation of servers. The Group expenses technology and product development expenses as incurred for all the years presented.

Operating leases

(s) Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of comprehensive income on a straight-line basis over the lease term. The Group normalizes rental expense on operating leases that involve rent concessions.

Share-based compensation

(t) Share-based compensation

The Company has incentive plans for the granting of share-based awards, including share options, restricted shares and restricted share units. The Company measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award. The Company recognizes the share-based compensation as costs and/or expenses in the consolidated statements of comprehensive income, net of estimated forfeitures, on a graded-vesting basis over the vesting term of the awards.

Cancellation of an award accompanied by the grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share-based compensation over the vesting periods of the new awards, which comprises (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of original award, using either the original term or the new term, whichever is higher for each reporting period.

The Company adopts the Black-Scholes option pricing model to determine the fair value of share options, and determines the fair value of restricted share and restricted share units based on the fair value of the underlying ordinary shares at the grant date considering the dilutive effect of restricted share and restricted share units.

Forfeiture rate are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. The Group uses historical data to estimate pre-vesting option and restricted share units forfeitures and record share-based compensation only for those awards that are expected to vest. Refer to Note 15 for further information regarding share-based compensation assumptions and expenses.

Income taxes

(u) Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The Group adopted the provisions of ASC 740-10, Income Taxes: Overall, on January 1, 2007, which clarified the accounting for uncertainty in income taxes by prescribing the recognition and measurement thresholds a tax position is required to meet before being recognized in the financial statements. The guidance prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. Refer to Note 13 for details of the Group’s tax positions.

Employee social security and welfare benefits

(v) Employee social security and welfare benefits

Full-time employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. Employee social benefits included as expenses in the accompanying consolidated statements of comprehensive income were RMB47.2 million, RMB57.4 million and RMB73.7 million (US$11.9million) for the years ended December 31, 2012, 2013 and 2014, respectively.

Statutory reserves

(w) Statutory reserves

In accordance with the laws applicable to China’s Foreign Investment Enterprises, those of the Company’s China-based subsidiaries that are considered under PRC law to be a wholly foreign-owned enterprise are required to make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

In accordance with the China Company Laws, those of the Company’s China-based subsidiaries that are considered under PRC law to be domestically funded enterprises, as well as the Company’s VIEs are required to make appropriations from their after-tax profit (as determined under PRC GAAP) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is at the discretion of the respective company.

General reserve fund and statutory surplus fund are restricted for set off against losses, expansion of production and operation or increase in the registered capital of the respective company. The Group has made appropriations of RMB7.3 million, RMB18.3 million and RMB15.6 million (US$2.5 million) to these funds for the years ended December 31, 2012, 2013 and 2014, respectively.

Related parties

(x) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Dividends

(y) Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2012, 2013 and 2014, respectively. The Group does not have any present plan to pay dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and future earnings to operate and expand its business.

Net income per share

(z) Net income per share

The Company computes net income per Class A and Class B ordinary share in accordance with ASC 260-10, Earnings Per Share: Overall, using the two class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260-10, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares. As the liquidation and dividend rights are identical, the net incomes are allocated on a proportionate basis.

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares and contingently issuable shares outstanding during the period except that it does not include unvested restricted shares and repurchased ordinary shares subject to cancellation.

Diluted net income per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the effect of dilutive potential ordinary shares, if any, by the weighted average number of ordinary shares outstanding and dilutive potential ordinary shares during the period. Potential ordinary shares are excluded in the denominator of the diluted net income per share calculation if their effects would be anti-dilutive.

Treasury stock

(aa) Treasury stock

The Company accounted for those shares repurchased as treasury stock at cost in accordance with ASC 505-30, Treasury Stock, and is shown separately in the shareholders’ equity as the Company has not yet decided on the ultimate disposition of those shares acquired. When the Company decides to cancel the treasury stock, the difference between the original issuance price and the repurchase price is debited into additional paid-in capital. Refer to Note 20 for details.

Comprehensive income

(ab) Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income is reported in the consolidated statements of comprehensive income. Accumulated other comprehensive loss, as presented on the Group’s consolidated balance sheets, includes the foreign currency translation adjustment and fair value remeasurement for available-for-sale investment.

Segment reporting

(ac) Segment reporting

Our Group’s segments are business units that offer different services and are reviewed separately by the chief operating decision maker (the “CODM”) in deciding how to allocate resources and in assessing performance. The Group’s CODM has been identified as the Chief Executive Officer. As our long-lived assets and revenues are substantially located in and derived from the PRC, no geographical segments are presented.

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run the Company’s business operations, which include, but are not limited to, customer base, homogeneity of products and technology. The Company’s operating segments are based on its organizational structure and information reviewed by the Company’s CODM to evaluate the operating segment results.

Recently issued accounting pronouncements

(ad) Recently issued accounting pronouncements

The FASB issued Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, which changes the threshold for reporting discontinued operations and adds new disclosures. The new guidance defines a discontinued operation as a disposal that “represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results.” The standard is required to be adopted by public business entities in annual periods beginning on or after December 15, 2014, and interim periods within those annual periods. Entities may “early adopt” the guidance for new disposals. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

On May 28, 2014, the FASB and IASB issued their long-awaited converged standard on the recognition of revenue from contracts with customers. The standard is intended to improve the financial reporting of revenue and improve comparability of the top line in financial statements globally. The FASB is amending the FASB Accounting Standards Codification and creating a new Topic 606, Revenue from Contracts with Customers, to supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance throughout the Industry Topics of the Codification. Additionally, the amendments supersede some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. For a public entity, the amendments are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In June 2014, under ASC 718, Compensation—Stock Compensation, the FASB issued Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. These amendments apply to all reporting entities that grant their employees share-based payments in which the terms of the award provide that a performance target that affects vesting could be achieved after the requisite service period. That is the case when an employee is eligible to retire or otherwise terminate employment before the end of the period in which a performance target could be achieved and still be eligible to vest in the award if and when the performance target is achieved. For all entities, the amendments are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In August 2014, the FASB issued Presentation of Financial Statements — Going Concern. This standard requires management to evaluate for each annual and interim reporting period whether it is probable that the reporting entity will not be able to meet its obligations as they become due within one year after the date that the financial statements are issued. If the entity is in such a position, the standard provides for certain disclosures depending on whether or not the entity will be able to successfully mitigate its going concern status. This guidance is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. Early application is permitted. The Company does not anticipate that this adoption will have a significant impact on its financial position, results of operations, or cash flows.

Correction to previously issued financial statements

(ae) Correction to previously issued financial statements

In 2014, the classification of certain highly liquid principal-guaranteed investment products (“Products”) reported as cash and cash equivalents in 2013 were re-assessed and it was determined that these Products should have been classified as term deposits and short term investments to properly reflect the nature of these assets. These Products were issued by reputable commercial banks in China. The maturity periods of these Products were within three months and the principal amounts were guaranteed by the issuing banks. All of these Products were converted into known amounts of cash upon their maturity subsequent to the quarter end. The Company concluded the impact of the resulting correction (“Classification Adjustments”), is not material to the previously issued financial statements taken as a whole based on assessment under the relevant guidance.

The Classification Adjustments had no impact on the Company’s consolidated statements of comprehensive income or the line items of the Company’s consolidated balance sheets other than cash and cash equivalents and term deposits and short term investments. In the consolidated statement of cash flows, the Company’s cash flows from investing activities, net changes in cash and cash equivalents and ending balances of cash and cash equivalents were amended, but no other line items in the consolidated statement of cash flows were impacted.

The impact of the Classification Adjustments on the line items within the Company’s consolidated balance sheets as of December 31, 2013 is as follows:

	As of December 31, 2013
	As reported	Adjustments	As revised
	RMB	RMB	RMB
Cash and cash equivalents	1,308,138	(463,000)	845,138
Term deposits and short term investments	93,672	463,000	556,672

The impact of the Classification Adjustments on the line items within the Company’s consolidated statements of cash flows is as follows:

	For the year ended December 31, 2013
	As reported	Adjustments	As revised
	RMB	RMB	RMB
Placement of term deposits and short term investments	(186,407)	(2,510,000)	(2,696,407)
Maturity of term deposits and short term investments	327,309	2,047,000	2,374,309
Net cash provided by/(used in) investing activities	111,664	(463,000)	(351,336)
Net increase/(decrease) in cash and cash equivalents	391,969	(463,000)	(71,031)